Convertible Preferred Stock and Stockholders' Deficit - Convertible Preferred Stock (Details) - Series A-1 convertible preferred stock $ / shares in Units, $ in Millions	4 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Convertible preferred stock and stockholders' deficit
Sale of Series A-1 convertible preferred stock, Shares | shares	1,933,605
Shares issued, price per share | $ / shares	$ 6.2711
Gross proceeds from issuance of temporary equity	$ 12.0
Issuance costs	$ 0.1